Summary Prospectus
July 30, 2010, as revised February 8, 2011

Westpeak ActiveBeta® Equity Fund

Ticker Symbol: Class A (WABAX) and Class C (WABCX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at ga.natixis.com/
funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information, each dated
July 30, 2010, as supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 20 of the Prospectus and on page 79 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (estimated for the current fiscal year)	2.01%	2.01%
Total annual fund operating expenses	2.86%	3.61%
Fee waiver and/or expense reimbursement[1]	1.66%	1.66%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.95%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$ 690	$298	$198
3 years	$1,143	$829	$829

1

Natixis Asset Management Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20% and 1.95% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes,

1

organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20% and 1.95% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (common and preferred stock).

The Fund pursues its investment objective by investing in equity securities issued by U.S. large-and mid-capitalization companies in the S&P 500 Index.

The traditional view of equity management maintains that there are two contributors of returns, “alpha” and “beta.” Alpha represents the portion of a fund’s returns considered to be attributable to a portfolio manager’s skill and active management while beta is generally considered to be the portion of a fund’s returns that can be explained by the market exposures held in the fund. The term ActiveBeta in the Fund’s name refers to the portion of alpha that the Fund’s subadviser, Westpeak Global Advisors, L.P. (“Westpeak”), considers to be a second layer of beta that can be captured in addition to market beta.

In selecting investments for the Fund’s portfolio, Westpeak uses its ActiveBeta methodology, which is based on its research into equity return sources and is designed to identify systematic sources of active equity returns. The methodology ranks each stock in the S&P 500 universe based upon two basic systematic sources of equity returns, momentum and value. In managing the Fund, Westpeak follows the three-step process outlined below:

•	Westpeak ranks the securities in the S&P 500 universe from high to low, based on the momentum and value signals, independently.

-	Momentum is specified as the past 12-month total return;
-	Value is specified as a composite of three valuation ratios: price-to-book value, price-to-sales, and price-to-cash flow.
•

Westpeak creates independent ActiveBeta momentum and ActiveBeta value portfolios using a proprietary portfolio construction technique. This technique allows Westpeak to create highly diversified portfolios.

•	Westpeak then combines the independent ActiveBeta momentum and ActiveBeta value portfolios, targeting a 50-50 weighting scheme, to create the final combined ActiveBeta momentum and value portfolio.

The resulting portfolio typically holds between 250 and 400 positions and takes advantage of the diversifying, negatively correlated nature of momentum and value.

The Fund may also engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If Westpeak’s assessment of the prospects for a company’s growth is wrong, or if its judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that Westpeak has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

2

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

Because the Fund is new and has not yet commenced operations, information related to the Fund’s performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P.

Investment Subadviser

Westpeak Global Advisors, L.P.

Portfolio Managers

Khalid (Kal) Ghayur, Chief Executive Officer and Chief Investment Officer of Westpeak, has served as co-portfolio manager of the Fund since July 2010.

Stephen C. Platt, Senior Vice President and Director of Portfolio Management of Westpeak, has served as co-portfolio manager of the Fund since July 2010.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$ 50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$ 500	$100

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ga.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

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UWA77-0211

Summary Prospectus
July 30, 2010, as revised February 8, 2011

  Westpeak ActiveBeta® Equity Fund

Ticker Symbol: Class Y (WABYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at ga.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information, each dated July 30, 2010, as supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.60%
Other expenses (estimated for the current fiscal year)	2.01%
Total annual fund operating expenses	2.61%
Fee waiver and/or expense reimbursement[1]	1.66%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$ 97
3 years	$526
1	Natixis Asset Management Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95% of the Fund’s average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 0.95% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (common and preferred stock).

The Fund pursues its investment objective by investing in equity securities issued by U.S. large- and mid-capitalization companies in the S&P 500 Index.

The traditional view of equity management maintains that there are two contributors of returns, “alpha” and “beta.” Alpha represents the portion of a fund’s returns considered to be attributable to a portfolio manager’s skill and active management while beta is generally considered to be the portion of a fund’s returns that can be explained by the market exposures held in the fund. The term ActiveBeta in the Fund’s name refers to the portion of alpha that the Fund’s subadviser, Westpeak Global Advisors, L.P. (“Westpeak”), considers to be a second layer of beta that can be captured in addition to market beta.

In selecting investments for the Fund’s portfolio, Westpeak uses its ActiveBeta methodology, which is based on its research into equity return sources and is designed to identify systematic sources of active equity returns. The methodology ranks each stock in the S&P 500 universe based upon two basic systematic sources of equity returns, momentum and value. In managing the Fund, Westpeak follows the three-step process outlined below:

•	Westpeak ranks the securities in the S&P 500 universe from high to low, based on the momentum and value signals, independently.

-	Momentum is specified as the past 12-month total return;
-	Value is specified as a composite of three valuation ratios: price-to-book value, price-to-sales, and price-to-cash flow.
•

Westpeak creates independent ActiveBeta momentum and ActiveBeta value portfolios using a proprietary portfolio construction technique. This technique allows Westpeak to create highly diversified portfolios.

•	Westpeak then combines the independent ActiveBeta momentum and ActiveBeta value portfolios, targeting a 50-50 weighting scheme, to create the final combined ActiveBeta momentum and value portfolio.

The resulting portfolio typically holds between 250 and 400 positions and takes advantage of the diversifying, negatively correlated nature of momentum and value.

The Fund may also engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If Westpeak’s assessment of the prospects for a company’s growth is wrong, or if its judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that Westpeak has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

Because the Fund is new and has not yet commenced operations, information related to the Fund’s performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare against those of a broad measure of market performance.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P.

Investment Subadviser

Westpeak Global Advisors, L.P.

Portfolio Managers

Khalid (Kal) Ghayur, Chief Executive Officer and Chief Investment Officer of Westpeak, has served as co-portfolio manager of the Fund since July 2010.

Stephen C. Platt, Senior Vice President and Director of Portfolio Management of Westpeak, has served as co-portfolio manager of the Fund since July 2010.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Adviser or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.
•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.
•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.
•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.
•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).
•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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YUWA77-0211